30. INDEPENDENT INVESTIGATION - CONSTRUCTION OF THE LONG STEEL PLANT	12 Months Ended
Dec. 31, 2017
Independent Investigation - Construction Of Long Steel Plant
INDEPENDENT INVESTIGATION - CONSTRUCTION OF THE LONG STEEL PLANT
30.	INDEPENDENT INVESTIGATION – CONSTRUCTION OF THE LONG STEEL PLANT

Considering the information from a Company’s executive published in the press in April 2017, based on testimonials to the Court, the Audit Committee decided to engage a specialized forensic service to conduct an external independent investigation of the contractual relationship related to the construction of CSN’s Long Steel Plant (contract on which there would have been alleged undue payments, in the form of bonus, in order to reimburse payments made to political parties), as well as to analyze the extent of the business relationships between the contracting parties. The conclusion of the investigation is that nothing from the testimonials referred to above was confirmed, and there are no contingencies deriving from the issues investigated. Consequently, the Company understands that there is no basis to justify the recording of any provision for losses or the disclosure of contingency. In October 2017, following what was determined by the Federal Supreme Court in Brazil, the Federal Police Department initiated an investigation to clear the facts mentioned in the given testimony. Until this date, nothing was confirmed by the investigation.